CAPITAL DISCLOSURES	12 Months Ended
Jan. 03, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
CAPITAL DISCLOSURES	CAPITAL DISCLOSURES:
The Company’s objective in managing capital is to ensure sufficient liquidity to pursue its organic growth strategy and undertake selective acquisitions, while maintaining a strong credit profile and a capital structure that reflects a target ratio of financial leverage as noted below.

The Company’s capital is composed of net debt and shareholders’ equity. Net debt consists of interest-bearing debt less cash and cash equivalents. The Company’s use of capital is to finance working capital requirements, capital expenditures, business acquisition, payment of dividends, as well as share repurchases. The Company currently funds these requirements out of its internally-generated cash flows and with funds drawn from its long-term debt facilities.

The primary measure used by the Company to monitor its financial leverage is its net debt leverage ratio. The Company’s net debt leverage ratio is defined as the ratio of net debt to adjusted EBITDA for the trailing twelve months, on a pro-forma basis to reflect business acquisitions made during the trailing twelve month period, as if they had occurred at the beginning of the trailing twelve month period. Adjusted EBITDA is calculated as earnings before financial expenses, income taxes, and depreciation and amortization, and excludes the impact of restructuring and acquisition-related costs. Adjusted EBITDA also excludes impairment of goodwill and intangible assets, net insurance gains related to the two hurricanes which impacted the Company’s operations in Central America, the discontinuance of PPE SKUs, the impact of the Company's strategic initiative to significantly reduce its retail product line SKU count which the Company began implementing in the fourth quarter of fiscal 2020, and the impact of adjustments related to the Company’s decision in the fourth quarter of fiscal 2019 to implement a strategic initiative to significantly reduce its imprintables product line SKU count, by exiting all ship to-the-piece activities and discontinuing overlapping and less productive styles and SKUs between brands.

The Company has set a fiscal year-end net debt leverage target ratio of one to two times adjusted EBITDA. As at January 3, 2021, the Company’s net debt leverage ratio was 3.5 times (December 29, 2019 - 1.6 times). Due to the current economic environment resulting from the global COVID-19 pandemic, the Company was not within its target range at the end of fiscal 2020. In light of the current economic environment that is being affected by factors related to the COVID-19 pandemic, including its effect on our business, we have implemented actions to preserve cash and enable us to be well-positioned from a liquidity perspective to manage through the current environment. Actions which specifically relate to our capital allocation framework include deferring non-critical capital expenditures and business acquisitions, suspending share repurchases under our current NCIB program, and suspending our quarterly cash dividend. In addition, the Company secured additional financing on April 6, 2020 and amended its various loans and note agreements on June 26, 2020 as described in note 11 in order to modify its covenants and to provide increased financial flexibility. During the covenant relief period ending April 4, 2021, dividends and share repurchases are not permitted except as described in note 11.

In order to maintain or adjust its capital structure, the Company, upon approval from its Board of Directors, may issue or repay long-term debt, issue shares, repurchase shares, pay dividends or undertake other activities as deemed appropriate under the specific circumstances. The Board of Directors will consider several factors when deciding to declare quarterly cash dividends, including the Company’s present and future earnings, cash flows, capital requirements and present and/or future regulatory and legal restrictions. There can be no assurance as to the declaration of future quarterly cash dividends. The Company paid dividends of $30.6 million during the year ended January 3, 2021, representing dividends declared per common share of $0.154. In April 2020, given the severity of the current economic environment resulting from the COVID-19 pandemic, the Company suspended its quarterly cash dividend.

The Company is not subject to any capital requirements imposed by a regulator.